Investment Strategy - Class ACR6IS [Member] - DWS Floating Rate Fund	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. Under normal market conditions, the fund invests at least 80% of its total assets in adjustable rate loans that have a senior right to payment (“senior loans”) and other floating rate debt securities.Due to regulatory changes, effective June 11, 2026, the fund will replace the 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in adjustable rate loans that have a senior right to payment (“senior loans”) and other floating rate debt securities.Senior loans typically are of below investment-grade quality and, compared to investment grade loans, may pay higher yields and have higher volatility and higher risk of default on payments of interest or principal. The fund invests in senior loans that may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national exchange. Senior loans may have longer trade settlement periods than other types of investments.In addition, the fund may invest a portion of its assets in senior loans that are not secured by collateral. Such unsecured loans involve a greater risk of loss.In addition to investments in US-dollar denominated loans of US companies, investments may include US-dollar denominated loans of non-US companies and non-US dollar denominated loans of both US and non-US companies. The fund may acquire senior loans of borrowers engaged in any industry, but will invest no more than 25% of its total assets in senior loans of borrowers and securities of issuers in any one industry. The fund does not have a targeted maturity range for its portfolio.Under normal market conditions, up to 20% of the fund’s total assets may be held in cash and other investments, including, but not limited to, fixed-rate debt obligations, short- to medium-term notes, high-yield securities, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below, commonly referred to as junk bonds), equity securities, hybrid and synthetic loans, collateralized loan obligations, and asset-backed securities.The fund may also invest in exchange-traded funds (ETFs) and affiliated mutual funds. The fund may invest up to 5% of total assets in any single ETF and up to 5% of total assets in shares of DWS High Income Fund (which invests primarily in high-yield bonds commonly referred to as junk bonds) with a maximum of 10% of total assets in ETFs and DWS High Income Fund in the aggregate.Management process. Portfolio management focuses on cash flow and total return analysis, and diversification among sectors, industries and individual issuers. Portfolio management uses an active process, which emphasizes relative value and total return, using intensive research to seek to identify stable to improving credit situations that may provide yield compensation for the risk of owning below investment-grade, floating rate and other investments.Portfolio management utilizes primarily a bottom-up approach, where relative value and fundamental analysis are used to select securities within each industry, and a top-down approach to assess the overall risk and return in the market, including macroeconomic trends. Portfolio management typically considers a number of factors, including debt leverage and interest coverage, independent credit research, management visits and conference calls, as part of its analysis and research process. Portfolio management generally also considers financially material, environmental, social and governance (ESG) factors, when available.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.